CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 560,356	$ 81,500	¥ 484,101
Restricted cash	270,670	39,367	91,810
Short-term investments	859,211	124,967	3,084,634
Accounts receivable, net	347,547	50,549	286,627
Amounts due from related parties	696,520	101,305	171,331
Prepayments and other current assets	1,673,584	243,413	939,463
Yield enhancement products and accrued interest	0	0	31,337
Total current assets	4,407,888	641,101	5,089,303
Non-current assets
Long-term investments	1,302,506	189,442	484,991
Property and equipment, net	187,360	27,250	148,278
Intangible assets, net	317,885	46,234	460,634
Land use right, net	100,836	14,666	0
Goodwill	159,409	23,185	147,639
Yield enhancement products over one year and accrued interest	0	0	170,505
Other non-current assets	81,039	11,787	156,455
Total non-current assets	2,149,035	312,564	1,568,502
Total assets	6,556,923	953,665	6,657,805
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB2,453,662 and RMB2,691,090, as of December 31, 2017 and 2018, respectively):
Accounts and notes payable	1,305,610	189,893	852,500
Amounts due to related parties	77,159	11,222	86,923
Salary and welfare payable	104,480	15,196	187,561
Taxes payable	23,316	3,391	32,036
Advances from customers	1,058,946	154,017	1,210,615
Accrued expenses and other current liabilities	533,144	77,544	373,690
Amounts due to the individual investors of yield enhancement products and accrued interests	0	0	177,971
Total current liabilities	3,102,655	451,263	2,921,296
Non-current liabilities
Deferred tax liabilities	19,855	2,888	21,142
Other non-current liabilities	20,561	2,990	21,339
Total non-current liabilities	40,416	5,878	42,481
Total liabilities	3,143,071	457,141	2,963,777
Commitments and contingencies (Note 20)
Redeemable noncontrolling interests	69,319	10,082	96,719
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2017 and 2018; 388,918,015 shares (including 371,544,515 Class A shares and 17,373,500 Class B shares) and 389,331,544 shares (including 371,958,044 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2017 and 2018, respectively)	249	36	248
Less: Treasury stock	(304,535)	(44,293)	(185,419)
Additional paid-in capital	9,061,979	1,318,010	9,013,793
Accumulated other comprehensive income	284,079	41,318	272,386
Accumulated deficit	(5,691,409)	(827,781)	(5,505,897)
Total Tuniu Corporation shareholders' equity	3,350,363	487,290	3,595,111
Noncontrolling interests	(5,830)	(848)	2,198
Total equity	3,344,533	486,442	3,597,309
Total liabilities, redeemable noncontrolling interests and equity	¥ 6,556,923	$ 953,665	¥ 6,657,805